Discontinued Operation - Schedule of Discontinued Operations from Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents				$ 65,249
Accounts receivable				10,192
Prepaid expenses and other current assets, net				3,495
Amounts due from related parties, current				8,508
Property and equipment, net				460
Total assets of discontinued operations				87,904
Accounts payable				10,464
Accrued expenses and other current liabilities				12,431
Contract liabilities				1,458
Total liabilities of discontinued operations				24,353
Balance sheet classification:
Current liabilities of discontinued operations				24,353
Balance sheet classification:
Current assets of discontinued operations			¥ 87,444	87,444
Non-current assets of discontinued operations			¥ 460	$ 460